GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Amortization Expense of Intangible Assets) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization Expense from Continuing Operations		$ 469	$ 400	$ 316
Other intangible assets, excluding software
Finite-Lived Intangible Assets [Line Items]
Amortization Expense from Continuing Operations		469	400	316
Software, included in “Cost of sales” from continuing operations
Finite-Lived Intangible Assets [Line Items]
Amortization Expense from Continuing Operations		$ 93	$ 82	$ 69
2016 Restructuring | In-process research and development (IPR&D)
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 11